Long-term investment (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Long-term Investments [Abstract]
Current assets	$ 1,239,060
Noncurrent assets	563,759
Current liabilities	561,064
Non-current liabilities	517,004
Gross revenue	12,759
Gross profit	5,621
Loss from continuing operations	(622)
Net loss	$ (898)